Financial risk management - Financial risk factors - Market risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Market risk
Financial risk management
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 13,631	¥ 1,872	¥ 5,637
Currency risk | RMB | RMB
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%
Currency risk | RMB | USD
Financial risk management
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 28,467	¥ 51,151	¥ 169,989
Currency risk | USD | RMB
Financial risk management
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 216,900	¥ 190,235	¥ 153,675
Currency risk | USD | USD
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%
Currency risk | USD | BRL
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 1,520	¥ 198,284	¥ 568
Currency risk | MXN | USD
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 66,185	¥ 71,139	¥ 26,296
Equity price risk
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 180,103	¥ 144,336	¥ 141,988
Gains/losses in other comprehensive income net of tax, due to reasonably possible higher or lower in risk assumption	¥ 281,238	¥ 481,228	¥ 350,465
Interest rate risk. | Floating interest rate
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	50.00%	50.00%	50.00%
Credit risk | Accumulated impairment
Financial risk management
Provision for expected credit loss allowance	¥ (3,692,123)	¥ (2,077,109)	¥ (1,121,776)